Investment Strategy - TCW Securitized Income ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued by securitized vehicles and similar instruments.

The Fund will invest in securities issued by securitized vehicles including but not limited to residential mortgage-backed securities, commercial mortgage-backed securities, other asset backed securities, real estate related debt, mortgage pass-through securities, as well as floating, variable and fixed-rate securities, including those deemed sustainable or that have sustainable characteristics. The Fund will invest in securities that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities and those issued by non-governmental entities, as well as unguaranteed securities issued by private entities.

The Fund will invest in securities rated investment grade or unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest in below investment grade bonds (“junk bonds”), which are bonds rated below BBB- by Fitch Ratings, Inc. (“Fitch”), below BBB- by S&P Global Ratings (“S&P”) and below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, bonds deemed by the Fund’s Adviser to be of comparable quality. The Fund may invest in securities rated investment grade, securities rated below investment grade and/or unrated securities, without limit.

In determining whether to buy or sell investments, the portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio. The allocation of capital to sectors and securities is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.

Evaluating sustainable attributes and risk factors may be part of the investment analysis (alongside traditional financial metrics) and informed investment decision making with the goal of improving risk-adjusted returns, consistent with the Fund’s investment objective.

The Fund invests in the U.S. and international securitized markets, including securities denominated in foreign currencies, without limit. The Fund has the flexibility to allocate its assets to securities of foreign issuers denominated in U.S. dollars or foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.

The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives. The types of derivatives in which the Fund will principally invest are options, futures and swap agreements, as well as: (i) securitized instruments that isolate specific cash flows, such as principal only (PO) bonds or interest only (IO) bonds; (ii) tiered index bonds that reference a series of cash securitizations (such as CMBX, a non agency securitized index where the underlying assets are commercial mortgage-backed securities), and (iii) TBAs (to be announced securities).